Leases - Future Minimum Commitments for Chartered-In Contracts (Table) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Charter-in contracts
Property Subject To Or Available For Operating Lease [Line Items]
June 30, 2020	$ 116,073
June 30, 2021	97,387
June 30, 2022	64,882
June 30, 2023	47,892
June 30, 2024	36,116
June 30, 2025 and thereafter	27,435
Total	389,785
Operating lease liabilities, including current portion	326,628
Discount based on incremental borrowing rate	63,157
Land Leases
Property Subject To Or Available For Operating Lease [Line Items]
June 30, 2020	556
June 30, 2021	556
June 30, 2022	556
June 30, 2023	556
June 30, 2024	556
June 30, 2025 and thereafter	23,280
Total	26,060
Operating lease liabilities, including current portion	7,542
Discount based on incremental borrowing rate	18,518
Office space
Property Subject To Or Available For Operating Lease [Line Items]
June 30, 2020	2,679
June 30, 2021	2,385
June 30, 2022	2,186
June 30, 2023	2,337
June 30, 2024	1,988
June 30, 2025 and thereafter	8,880
Total	20,455
Operating lease liabilities, including current portion	14,391
Discount based on incremental borrowing rate	$ 6,064